Significant Events during the Reporting Period (Details) $ in Thousands				6 Months Ended		12 Months Ended
	Feb. 23, 2023 USD ($)	Nov. 17, 2022	Mar. 10, 2022	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 ILS (₪) shares	Dec. 31, 2022 USD ($)
Significant Events during the Reporting Period (Details) [Line Items]
Interest percentage	49.00%
Cash | ₪					₪ 2,500,000
Deferred cash payments	$ 489,330
Share capital percentage	51.00%	9.33%
Fee expense				$ 20
Bonus amount				51
Mutual share exchange amount				$ 288,238
Acquired ordinary shares (in Shares) | shares				247,415	247,415
Aggregate value				$ 288,238		$ 288,238
Adjusted amount of aggregate value						300,000
Ownership percentage			50.01%	4.99%	4.99%
Purchase of warrants				$ 15,000		15,000
Claims on damages				$ 2,750	₪ 10,000,000
NewCo Inc. [Member]
Significant Events during the Reporting Period (Details) [Line Items]
Cash	$ 2,500
Jeffs’ Brands [Member]
Significant Events during the Reporting Period (Details) [Line Items]
Cash						$ 2,500
Acquired ordinary shares (in Shares) | shares				13,858	13,858
Adjusted amount of aggregate value				$ 300,000
Capital Point Warrant [Member]
Significant Events during the Reporting Period (Details) [Line Items]
Purchase of warrants				$ 340,000